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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 9/30/02

If amended report check here:      |X|                    Amendment Number: ____

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

Levy, Horkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington Ave.                       New York           NY             10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Lucia Mazzullo                  Office Manager                     212-888-3030
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ Lucia Mazzullo
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      570 Lexington Ave., NYC 10022   10/16/02
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        20

Form 13F Information Table Value Total:  $111,324
                                        (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-           None                   6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


                                                                                                                        Voting
Name of Issuer             Title of Class    CUSIP         valuex$1000     Shares       Discretion     Other Manag.    Authority.
--------------             --------------    -----         -----------     ------       ----------     ------------    ----------
American Express           COM            025816 10 9         5,647       179,380          Sole             None          None
American Int.l Group       COM            026874 10 7         3,914        70,875          Sole             None          None
Asia Satellite Telecom.    Sponsored ADR  04516X 10 6           807        66,385          Sole             None          None
Berkshire Hathaway         CL B           084670 20 7        15,683         6,430          Sole             None          None
Bear, Stearns & Co.        COM            073902 10 8         8,708       154,233          Sole             None          None
Boeing Company             COM            097023 10 5         5,119       147,525          Sole             None          None
Cabot Corporation          COM            127055 10 1         4,103       192,160          Sole             None          None
Comerica                   COM            200340 10 7         2,034        41,682          Sole             None          None
Countrywide Credit         COM            222372 10 4         8,126       171,405          Sole             None          None
Echostar Comm.             CL A           278762 10 9        12,220       690,032          Sole             None          None
Ethan Allen Interiors      COM            297602 10 4         6,440       199,437          Sole             None          None
Fidelity National Fin.     COM            316326 10 7         8,775       304,687          Sole             None          None
Gannett Incorporated       COM            364730 10 1         7,159        97,480          Sole             None          None
General Electric Co.       COM            369604 90 3           356        14,550          Sole             None          None
Mack Cali Realty Corp.     COM            554489 10 4         4,863       151,020          Sole             None          None
Moody's Corporation        COM            615369 10 5         7,966       163,243          Sole             None          None
Qualcomm Inc.              COM            747525 10 3         4,787       167,332          Sole             None          None
RFS Hotel Investments      COM            74955J 10 8           520        48,675          Sole             None          None
Scotts CO                  CL A           810186 10 6         3,870        91,705          Sole             None          None
Traffix, Inc.              COM            892721 10 1           227        69,750          Sole             None          None